Equity - Summary of Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Beginning balance	$ 313,276,385		$ 268,171,060	$ 231,737,116
Share of profit for the year	1,849,952	$ 60,417	3,116,549	2,099,830
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	(1,536,221)	(50,171)	10,326,729	(4,094,565)
Share in other comprehensive income (loss) from associates accounted for using the equity method	(28,511)	(931)	(152,833)	29,209
Disposal of subsidiary	(295,895)
Non-controlling interest arising from capital increase of subsidiaries	427,913
Ending balance	314,750,655	10,279,251	313,276,385	268,171,060
Non-controlling interests [member]
Beginning balance	18,608,124	607,711	14,544,415	15,622,009
Share of profit for the year	1,849,952	60,417	3,116,549	2,099,830
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	(47,301)	(1,545)	344,780	(321,551)
Unrealized gain (loss) on equity instruments at FVTOCI	26,560	867	(44,852)	50,679
Gain (Loss) from hedging	(69,189)	(2,260)	110,781	187,502
Remeasurement on defined benefit plans	(15,876)	(518)	51,582	1,497
Share in other comprehensive income (loss) from associates accounted for using the equity method	(7,514)	(245)	(35,142)	7,902
Subsidiaries' buy back of their own outstanding ordinary shares (Note 31)	0	0	(312,775)	(2,748,521)
Disposal of subsidiary	(295,895)	(9,663)	0	0
Non-controlling interest arising from capital increase of subsidiaries	427,913	13,974	0	0
Cash dividends distributed to non-controlling interests	(912,261)	(29,793)	(575,089)	(1,062,529)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	293,740	9,593	315,871	314,398
Equity component of convertible bonds issued by subsidiaries	412,294	13,465	1,092,004	393,199
Ending balance	$ 20,270,547	$ 662,003	$ 18,608,124	$ 14,544,415